Convertible Notes (Details) - Schedule of derivative liability - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of derivative liability [Abstract]
Beginning balance	$ 290,712	$ 700,719	$ 626,831
Increase to derivative due to new issuances		1,087,302	808,643
Decrease to derivative due to conversion/repayments	(202,382)	(3,098,325)	(897,519)
Derivative loss due to mark to market adjustment		1,601,016	162,764
Ending balance	$ 76,423	$ 290,712	$ 700,719